UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2007

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.):         |_| is a restatement
                                          |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    PilotRock Investment Partners GP, LLC
Address: 1700 East Putnam Avenue
         Old Greenwich, CT 06870

 Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:        Thomas D. O'Malley, Jr.
Title:       Managing Member
Phone:       (203) 698-8800

Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.    Old Greenwich, CT              August 14, 2007
---------------------------    -----------------              ---------------
(Signature)                    (City, State)                  (Date)

Report Type (Check one only.):
|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number           Name

---------------------          ----------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
                                          ------------------------------
Form 13F Information Table Entry Total:             31
                                          ------------------------------
Form 13F Information Table Value Total:             658117
                                          ------------------------------
                                                    (thousands)

List of Other Included Managers:
Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number   Name
---        --------------------   ----
1          28-10619               O'Malley, Jr., Thomas D.
           ----------             -----------------------------------------

                               TITLE
                                OF                VALUE  SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER             CLASS    CUSIP   (x$1000) PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------------        -----  ---------  ------- -------   ---   ----   -------  ----------  -------- -------- -------
ADC TELECOMMUNICATIONS          COM   000886309   21996  1200000    SH            X          1        1200000
AK STL HLDG CORP                COM   001547108   39276  1051000    SH            X          1        1051000
ALTRIA GROUP INC                COM   02209S103   21565   307459    SH            X          1         307459
AMERICAN TOWER CORP             CL A  029912201   15540   370000    SH            X          1         370000
ANDREW CORP                     COM   034425108   29052  2011900    SH            X          1        2011900
ATLAS AIR WORLDWIDE HLDGS INC   COM   049164205    6173   104733    SH            X          1         104733
CELGENE CORP                    COM   151020104   17107   298390    SH            X          1         298390
COLEMAN CABLE INC               COM   193459302    5689   220000    SH            X          1         220000
COMMSCOPE INC                   COM   203372107   46289   793300    SH            X          1         793300
CORNING INC                     COM   219350105     869    34000    SH            X          1          34000
DADE BEHRING HLDGS  INC         COM   23342J206   43399   817000    SH            X          1         817000
DYCOM INDS INC                  COM   267475101   22485   750000    SH            X          1         750000
EQUINIX INC                     COM   29444U502   12001   131200    SH            X          1         131200
GENERAL CABLE CORP              COM   369300108   24164   319000    SH            X          1         319000
GEN-PROBE INC                   COM   36866T103   28397   470000    SH            X          1         470000
GENTEK INC                      COM   37245X203   17831   506273    SH            X          1         506273
KLA-TENCOR CORP                 COM   482480100    9451   172000    SH            X          1         172000
KRISPY KREME DOUGHNUTS INC      COM   501014104   14307  1545022    SH            X          1        1545022
MASTERCARD INC                  CL A  57636Q104   28198   170000    SH            X          1         170000
MICRON TECHNOLOGY INC           COM   595112103   27754  2215000    SH            X          1        2215000
MIRANT CORP                     COM   60467R100   41145   964707    SH            X          1         964707
NII HOLDINGS INC                CL B  62913F201   40328   499484    SH            X          1         499484
NRG ENERGY INC                  COM   629377508    7958   191446    SH            X          1         191446
QUALCOMM INC                    COM   747525103   28726   662038    SH            X          1         662038
RADIATION THERAPY SVCS INC      COM   750323206   11853   450000    SH            X          1         450000
RESEARCH IN MOTION LTD          COM   760975102   21269   106349    SH            X          1         106349
SAVVIS INC                      COM   805423308    6060   122400    SH            X          1         122400
SPIRIT AEROSYSTEMS HLDGS INC    CL A  848574109   25235   700000    SH            X          1         700000
TYCO INTL LTD                   COM   902124106   21964   650000    SH            X          1         650000
VALERO ENERGY CORP              COM   91913Y100    7386   100000    SH            X          1         100000
WINN-DIXIE STORES INC           COM   974280307   14650   500000    SH            X          1         500000
TOTAL
                                                 658117